Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 6, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc. (the “Company”)/Definitive Proxy

Materials (1933 Act Registration No. 33-20827) (1940 Act

Registration No. 811-5518)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Company’s Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Abbey Capital Futures Strategy Fund (the “Fund”) being held to approve a new trading advisory agreement among Abbey Capital Limited, Revolution Capital Management LLC and Abbey Capital Offshore Limited, a subsidiary of the Fund, and to transact such other business as may properly come before the meeting or any adjournment thereof. The Company anticipates mailing the Proxy Materials to its shareholders beginning on or about October 6, 2014.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann